Commitments and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	$ 5.7	$ 7.7
After 1 Year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	$ 0.4	$ 0.0